SUBSEQUENT EVENTS	2 Months Ended
Feb. 28, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	4. SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.